EQUITY	12 Months Ended
Dec. 31, 2014
EQUITY
EQUITY

10. EQUITY

As of December 31, 2013, the authorized capital stock of the Company included 72,000,000 shares of common stock, par value $0.001 per share, 962,960 of which were issued and outstanding. As of December 31, 2013, 54,481,000 shares of preferred stock were authorized, designated as Series A, Series B and Series C Preferred Stock of which 9,232,334, 27,324,237 and 8,658,008 were issued and outstanding, respectively.

As of December 31, 2014, the authorized capital stock of the Company included 72,000,000 shares of common stock, par value $0.001 per share, 1,006,219 of which were issued and outstanding. As of December 31, 2014, 54,481,000 shares of preferred stock were authorized, designated as Series A, Series B and Series C Preferred Stock of which 9,232,334, 27,324,237 and 8,658,008 were issued and outstanding, respectively.

Common Stock

General

The voting, dividend and liquidation rights of the holders of shares of common stock are subject to and qualified by the rights, powers and preferences of the holders of shares of preferred stock. Common stock has the characteristics described herein.

Voting

The holders of shares of common stock are entitled to one vote for each share of common stock held, may act by written consent in lieu of shareholder's meetings in accordance with the Company's articles of incorporation, and shall be entitled to notice of shareholder's meetings.

Dividends

The Company shall not declare, pay or set aside any dividends on shares of common stock (other than dividends on shares of common stock payable in shares of common stock) unless in addition to obtaining any consents required by law and/or the Company's articles of incorporation, the holders of Series A, Series B and Series C Preferred Stock then outstanding receive a dividend payment as specified in the Company's articles of incorporation.

Liquidation

After payment of all preferential amounts required to be paid to the holders of shares of Preferred Stock, the remaining assets of the Company available for distribution to the shareholders shall be distributed among the holders of shares of Preferred Stock and common stock pro rata based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to common stock pursuant to the terms of the Company's articles of incorporation immediately prior to such dissolution, liquidation or winding up or deemed liquidation event of the Company.

Reserved for future issuance

The Company has reserved for future issuance the following number of shares of common stock:

As of December 31, 2014
Conversion of Series A Preferred	18,498,419
Conversion of Series B Preferred	27,324,237
Conversion of Series C Preferred	8,658,344
Options to purchase common stock	3,412,685

Total	57,893,685

Convertible Redeemable Preferred Stock

Series A, B and Series C Redeemable Convertible Preferred Stock

In February 2012, the Company exchanged all previously outstanding preferred stock into 18,464,674 shares of Series A Preferred Stock ("Series A"), par value $0.001. On the same date, the Company issued 27,324,237 shares of Series B Preferred Stock ("Series B"), par value $0.001 for $0.84 per share, which resulted in gross proceeds of $20,050. Closing costs associated with the issuance of the Series B amounted to $147. These costs were recorded as a reduction of the carrying amount of the Series B and are being accreted to the carrying value of the applicable preferred stock. During 2013, the Company issued 8,658,008 shares of Series C Preferred Stock ("Series C") in exchange for $12,000 in a series of tranches. Costs incurred in connection with the issuance of Series C amounted to $45 and have been recorded as a reduction to the carrying amount of Series C and were accreted to the carrying value of the applicable preferred stock. In accordance with the terms of the Series C Preferred Stock Purchase Agreement, the Company authorized the sale and issuance of up to 8,658,008 shares of Series C for total gross proceeds of $12,000. Closing costs associated with the issuance of Series C amounted to $45. The Series C financing was structured to close in two tranches. The Company determined the right of the investors to purchase shares of Series C in a future tranche met the definition of a freestanding financial instrument and was recognized as a liability at fair value. The Company adjusted the carrying value of the tranche obligations to its estimated fair value at each reporting date and upon closing of the second tranche in December 2013. Increases or decreases in the fair value of the tranche obligations were recorded as other expense, net, in the statements of operations.

The first tranche closed in August and September 2013 and resulted in the issuance of 2,886,004 shares of Series C for gross cash proceeds of $4,000. Upon the first tranche closing, the Company recognized a liability of $266 for the fair value of the future tranche obligations. The fair value of the freestanding instrument tranche obligations was determined using Black-Scholes option-pricing models on the date of the issuance using the following assumptions: fair value of Series C of $1.30, expected life of 0.35 to 0.43 years and expected volatility of 53% to 60%.

The liability related to the tranche obligations was remeasured at fair value up to the date of the closing of the second tranche in December 2013. Upon the closing of the second tranche, the Company derecognized the tranche obligation, which resulted in a net increase in the proceeds allocated to the Series C shares of $345. The fair value of the freestanding instrument tranche obligations was determined using Black-Scholes option-pricing models on the date of the issuance using the following assumptions: fair value of Series C of $1.27, expected life of 0.16 years and expected volatility of 52%.

The valuation of the tranche obligation liability was determined to be a Level 3 valuation based upon the use of unobservable inputs. A roll-forward of the recurring fair value measurements of the tranche liability categorized with Level 3 inputs are as follows:

Balance — December 31, 2012	$—
Tranche liability upon issuance	266
Change in fair value	79
Tranche liability upon close of tranche	(345)

Balance — December 31, 2013	$—

The closing of the second tranche of Series C in December 2013 triggered the Performance Adjustment (described below) of the outstanding shares of Series A and common stock to which the Series A and common stock were subject to modification in which every two shares of issued and outstanding Series A and common shares became one share of each class respectively. In connection with the Performance Adjustment, the Company adjusted the carrying value of the outstanding shares of Series A to its redemption amount by recording a decrease of $12,239.

As of December 31, 2014, the holders of Series A, Series B and Series C Preferred Stock had rights, preferences, privileges and restrictions as follows:

Voting

The holders of shares of Preferred Stock are entitled to the number of votes equal to the number of whole shares of common stock into which the shares of the applicable series of Preferred Stock held by such holder are convertible as of the record date. Except as provided by law or otherwise, the holders of shares of Preferred Stock vote together with the holders of shares of common stock as a single class. The holders of record of Series A exclusively and as a separate class are entitled to elect two directors of the Company. The holders of record of Series B and Series C exclusively and as a separate class are entitled to elect one director, respectively, of the Company. The Company cannot amend, alter or repeal the preferences, special rights or other powers of the Series A, Series B or Series C without the written consent or affirmative vote of not less than 66% of the then outstanding shares of the respective class.

Dividends

From and after the issuance of any shares of Series A, Series B and Series C cumulative non-compounding stock, dividends will accrue at a rate of 4.5%, 8.0% and 8.0% per annum respectively per share. In the event a dividend is declared on common stock, Series A, Series B and Series C will receive a dividend equal to the equivalent number of common shares multiplied by the dividend payable on each class of stock. The Company has recorded cumulative accrued dividends for Series A, Series B and Series C of $2,371, $5,307 and $1,114, respectively, as of December 31, 2013 and 2014.

Conversion

Each share of Series A, Series B and Series C is convertible at the option of the holder at any time into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price of each Series by its conversion price of $8.46, $5.80 and $9.59 per share, respectively.

Conversion is mandatory for all Series upon an IPO with gross proceeds in excess of $50,000 and a price per share of at least $20.70.

Special Mandatory Conversion

Any holder of at least 1,000,000 shares of Preferred Stock who does not participate in a Qualified Financing by purchasing such holder's applicable portion of the shares of each Preferred Stock, within the time period specified by the Company, are automatically converted into shares of Common Stock at the applicable Conversion Price to that series of Preferred Stock concurrently with the Qualified Financing. A Qualified Financing is a financing or series of financings after the issuance date of the Series C involving the sale of additional shares of common stock (including pursuant to the conversion of debt) with gross proceeds of more than $1,000.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Company or a Deemed Liquidation Event, the holders of Series B are entitled to be paid out an amount per share equal to two times the Series B original issue price of $5.80 plus unpaid accrued dividends. The holders of Series A and Series C are entitled to be paid out an amount per share equal to one times the original issue price of $8.46 and $9.59, respectively, plus any unpaid accrued dividends. After the payment of all preferential amounts required to be paid to the holders of the Preferred Stock, all the remaining assets of the Company shall be distributed among the holders of the common and Preferred Stock pro rata based on the number of shares held.

Participation

In the event of liquidation, payment to the holders of Series C shall precede payment to the holders of Series B, which shall precede payment to the holders of Series A. Holders of Series C shall be paid at their Original Issuance Price plus any unpaid accrued dividends. In the event that the amount to be distributed to the shareholders is in excess of the Series A, Series B and Series C liquidation preferences, the preferred holders shall participate on an as-converted basis with the common stock holders in the distribution of the remaining assets.

Redemption

The Company shall require a redemption of Series A, Series B and Series C in the event of a deemed liquidation event, including (i) merger or consolidation, (ii) sale or transfer of substantially all of the Company's assets or (iii) sale or exchange or transfer by the Company's shareholders of a majority of the voting power of the Company unless the requisite holders (as defined in the Company's articles of incorporation) elect otherwise.

There is an optional redemption feature on or after August 27, 2019 for all series of Preferred Stock, upon a vote of at least 60% of the holders of the Preferred Stock voting as a single class. The payment is equal to the original issuance price for Series A and Series C and two (2) times the original issuance price for Series B, plus unpaid accrued dividends on the date of the redemption. Optional redemption shall be paid in three installments.

Protective Provision

At any time when there are shares of Series B and Series C outstanding the Company will not engage in certain activities (including enter into a liquidating event) without written consent of a majority of the Series B and Series C holders.

Performance Adjustment

The Company's articles of incorporation provided that if the Company raised additional capital in excess of $4,000 after the initial closing of the Series C financing, that such additional financing would trigger a one-time modification of the Series A and common stock shares (the "Performance Adjustment"), such that every two shares of issued and outstanding Series A and common stock became one share of each class, respectively. The Performance Adjustment occurred in December 2013.